Own Shares - Summary of Own Shares (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Beginning balance	£ 8,335	£ 10,112	£ 681
Net buyback of own shares	(168)	(136)	(225)
Executive share awards vested	84	57	58
Ending balance	10,304	8,335	10,112
Employee Share Ownership Trust [Member]
Beginning balance	(61)	(76)
Net buyback of own shares	(96)	(55)
Share options exercised	100
Executive share awards vested	16	70
Ending balance	£ (41)	£ (61)	£ (76)
Beginning balance, shares	14	17
Own shares purchased, shares	32	12
Share options exercised, shares	(29)
Executive share awards vested, shares	(5)	(15)
Ending balance, shares		14	17
Ending balance, shares	12
Own Shares [Member]
Beginning balance	£ (96)	£ (115)
Net buyback of own shares	(221)	(206)
Share options exercised	102	155
Executive share awards vested	16	70
Ending balance	(186)	£ (96)	£ (115)
Transfer of shares to satisfy US share scheme	£ 13
Beginning balance, shares	22	25
Own shares purchased, shares	75	47
Share options exercised, shares	(30)	(35)
Executive share awards vested, shares	(5)	(15)
Ending balance, shares		22	25
Transfer of shares to satisfy US share scheme, shares	(4)
Ending balance, shares	58
Own Shares [Member]
Beginning balance	£ (35)	£ (39)
Net buyback of own shares	(125)	(151)
Share options exercised	2	155
Ending balance	(145)	£ (35)	£ (39)
Transfer of shares to satisfy US share scheme	£ 13
Beginning balance, shares	8	8
Own shares purchased, shares	43	35
Share options exercised, shares	(1)	(35)
Ending balance, shares		8	8
Transfer of shares to satisfy US share scheme, shares	(4)
Ending balance, shares	46